Contingent consideration - Summary of reconciliation of contingent consideration (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure In Tabular Form Of Changes In Contingent Consideration During The Period [Line Items]
Contingent Consideration	$ 12,091	$ 1,845
Effect of exchange rates on contingent consideration	(364)
Loss on revaluation of contingent consideration	152	2,570	$ 474
Contingent Consideration	9,515	12,091	$ 1,845
EVT801 Licensing Agreement [Member]
Disclosure In Tabular Form Of Changes In Contingent Consideration During The Period [Line Items]
EVT801 acquisition		11,076
Payment of milestone	$ (2,364)
Paxalisib Licensing Agreement [Member]
Disclosure In Tabular Form Of Changes In Contingent Consideration During The Period [Line Items]
Payment of milestone		$ (3,400)